Loss per share	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Loss per share
12.	Loss per share
Basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows.
To calculate loss per share, the capital structure in July 2019 when the Reorganization completed is pushed back assuming it had been in effect historically as stated in Note 1.3. Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding, excluding treasury shares which are detailed in Note 25. Restricted ordinary shares have been considered in the calculation when they vested on monthly basis.

	Year ended December 31,
	2018	2019	2020
Loss attributable to owners of the Company (RMB’000)	(464,993)	(676,034)	(3,069,043)

Weighted average number of ordinary shares outstanding (in thousands) (Note)	113,757	124,895	301,380

Basic loss per share (RMB)	(4.09)	(5.41)	(10.18)

Basic loss per ADS (RMB)			(50.92)

Awards granted under share-based compensation plans and Preferred Shares are considered as potential dilutive shares throughout the reporting periods. However, due to the Group’s negative financial results for the reported periods, the potential dilutive shares have anti-dilutive effect on loss per share if they are converted to ordinary shares. Thus diluted loss per share/ADS is equivalent to basic loss per share/ADS.
Note:
Movement of number of ordinary shares outstanding (excluding treasury shares) for the reported periods are shown as follows.

	Year ended December 31,
	2018	2019	2020
	in thousands	in thousands	in thousands
At beginning of the year	107,768	119,812	123,584

Ordinary shares
- repurchased	—	(8,272)	—
- issued upon IPO	—	—	80,000
- converted from Preferred Shares upon IPO	—	—	220,332

*Restricted shares vested	12,044	12,044	17,894

**Awards vested	—	—	14,897

At end of the year	119,812	123,584	456,707

*	considered in the calculation when they vested on monthly basis
**	represent awards with nominal subscription prices which have been vested but not yet exercised at end of the year